Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Max Potential Loss on Master Lease Agreements	$ 26,000,000
Lease Rental Costs
Net Lease Expense on Operating Leases	304,000,000	327,000,000	346,000,000
Amortization of Capital Leases	109,000,000	74,000,000	73,000,000
Interest on Capital Leases	26,000,000	28,000,000	29,000,000
Total Lease Rental Costs	439,000,000	429,000,000	448,000,000
PP&E and Related Obligations Under Capital Leases
Generation	104,000,000	103,000,000
Other Property, Plant and Equipment	683,000,000	627,000,000
Total Property, Plant and Equipment Under Capital Leases	787,000,000	730,000,000
Accumulated Amortization	240,000,000	197,000,000
Net Property, Plant and Equipment Under Capital Leases	547,000,000	533,000,000
Noncurrent Liability	441,000,000	428,000,000
Liability Due Within One Year	111,000,000	110,000,000
Total Obligations Under Capital Leases	552,000,000	538,000,000
Future Minimum Lease Payments
Capital Leases, 2015	134,000,000
Noncancelable Operating Leases, 2015	293,000,000
Capital Leases, 2016	120,000,000
Noncancelable Operating Leases, 2016	267,000,000
Capital Leases, 2017	98,000,000
Noncancelable Operating Leases, 2017	253,000,000
Capital Leases, 2018	63,000,000
Noncancelable Operating Leases, 2018	239,000,000
Capital Leases, 2019	46,000,000
Noncancelable Operating Leases, 2019	223,000,000
Capital Leases, Later Years	239,000,000
Noncancelable Operating Leases, Later Years	693,000,000
Capital Leases, Total Future Minimum Lease Payments	700,000,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	1,968,000,000
Less Estimated Interest Element on Capital Leases	148,000,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	552,000,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	26,000,000
Leases (Textuals) [Abstract]
Maximum Remaining Lease Term	35 years
Maximum Potential Loss On Master Lease Agreements	26,000,000
Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
Appalachian Power Co [Member]
Max Potential Loss on Master Lease Agreements	4,026,000
Lease Rental Costs
Net Lease Expense on Operating Leases	18,348,000	17,500,000	15,633,000
Amortization of Capital Leases	5,525,000	6,293,000	7,429,000
Interest on Capital Leases	1,012,000	1,410,000	1,782,000
Total Lease Rental Costs	24,885,000	25,203,000	24,844,000
PP&E and Related Obligations Under Capital Leases
Generation	14,166,000	13,531,000
Other Property, Plant and Equipment	19,414,000	18,720,000
Total Property, Plant and Equipment Under Capital Leases	33,580,000	32,251,000
Accumulated Amortization	14,040,000	11,379,000
Net Property, Plant and Equipment Under Capital Leases	19,540,000	20,872,000
Noncurrent Liability	14,435,000	15,718,000
Liability Due Within One Year	5,105,000	5,154,000
Total Obligations Under Capital Leases	19,540,000	20,872,000
Future Minimum Lease Payments
Capital Leases, 2015	5,668,000
Noncancelable Operating Leases, 2015	15,817,000
Capital Leases, 2016	5,063,000
Noncancelable Operating Leases, 2016	15,101,000
Capital Leases, 2017	4,171,000
Noncancelable Operating Leases, 2017	14,669,000
Capital Leases, 2018	3,166,000
Noncancelable Operating Leases, 2018	13,886,000
Capital Leases, 2019	1,146,000
Noncancelable Operating Leases, 2019	11,818,000
Capital Leases, Later Years	1,815,000
Noncancelable Operating Leases, Later Years	42,866,000
Capital Leases, Total Future Minimum Lease Payments	21,029,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	114,157,000
Less Estimated Interest Element on Capital Leases	1,489,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	19,540,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	4,026,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	4,026,000
Indiana Michigan Power Co [Member]
Max Potential Loss on Master Lease Agreements	2,861,000
Lease Rental Costs
Net Lease Expense on Operating Leases	93,440,000	95,606,000	95,509,000
Amortization of Capital Leases	44,369,000	11,307,000	8,429,000
Interest on Capital Leases	2,834,000	1,870,000	1,738,000
Total Lease Rental Costs	140,643,000	108,783,000	105,676,000
PP&E and Related Obligations Under Capital Leases
Generation	18,681,000	18,324,000
Other Property, Plant and Equipment	100,419,000	130,249,000
Total Property, Plant and Equipment Under Capital Leases	119,100,000	148,573,000
Accumulated Amortization	15,956,000	15,356,000
Net Property, Plant and Equipment Under Capital Leases	103,144,000	133,217,000
Noncurrent Liability	61,094,000	87,000,000
Liability Due Within One Year	42,050,000	46,210,000
Total Obligations Under Capital Leases	103,144,000	133,210,000
Future Minimum Lease Payments
Capital Leases, 2015	42,724,000
Noncancelable Operating Leases, 2015	95,357,000
Capital Leases, 2016	35,817,000
Noncancelable Operating Leases, 2016	89,448,000
Capital Leases, 2017	11,419,000
Noncancelable Operating Leases, 2017	87,031,000
Capital Leases, 2018	6,025,000
Noncancelable Operating Leases, 2018	85,858,000
Capital Leases, 2019	2,718,000
Noncancelable Operating Leases, 2019	85,130,000
Capital Leases, Later Years	22,467,000
Noncancelable Operating Leases, Later Years	262,263,000
Capital Leases, Total Future Minimum Lease Payments	121,170,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	705,087,000
Less Estimated Interest Element on Capital Leases	18,026,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	103,144,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	2,861,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,861,000
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Leases (Textuals) [Abstract]
Lease Term	33 years
Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2015	32,173,000
2016	26,879,000
2017	5,760,000
2018	2,397,000
Total Future Minimum Lease Payments	67,209,000
Leases (Textuals) [Abstract]
Lease Term	54 months
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	110,000,000
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	11,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Maximum Potential Loss Related to Guarantee	9,000,000
Ohio Power Co [Member]
Max Potential Loss on Master Lease Agreements	4,829,000
Lease Rental Costs
Net Lease Expense on Operating Leases	6,610,000	57,814,000	59,836,000
Amortization of Capital Leases	5,714,000	7,800,000	10,906,000
Interest on Capital Leases	1,189,000	4,125,000	3,307,000
Total Lease Rental Costs	13,513,000	69,739,000	74,049,000
PP&E and Related Obligations Under Capital Leases
Generation	0	0
Other Property, Plant and Equipment	22,569,000	26,532,000
Total Property, Plant and Equipment Under Capital Leases	22,569,000	26,532,000
Accumulated Amortization	8,003,000	9,800,000
Net Property, Plant and Equipment Under Capital Leases	14,566,000	16,732,000
Noncurrent Liability	10,996,000	11,212,000
Liability Due Within One Year	3,570,000	5,520,000
Total Obligations Under Capital Leases	14,566,000	16,732,000
Future Minimum Lease Payments
Capital Leases, 2015	4,140,000
Noncancelable Operating Leases, 2015	13,471,000
Capital Leases, 2016	3,634,000
Noncancelable Operating Leases, 2016	9,575,000
Capital Leases, 2017	3,381,000
Noncancelable Operating Leases, 2017	9,036,000
Capital Leases, 2018	2,854,000
Noncancelable Operating Leases, 2018	7,906,000
Capital Leases, 2019	747,000
Noncancelable Operating Leases, 2019	6,765,000
Capital Leases, Later Years	1,489,000
Noncancelable Operating Leases, Later Years	24,743,000
Capital Leases, Total Future Minimum Lease Payments	16,245,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	71,496,000
Less Estimated Interest Element on Capital Leases	1,679,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	14,566,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	4,829,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	4,829,000
Public Service Co Of Oklahoma [Member]
Max Potential Loss on Master Lease Agreements	2,214,000
Lease Rental Costs
Net Lease Expense on Operating Leases	3,171,000	4,131,000	5,283,000
Amortization of Capital Leases	4,227,000	4,099,000	3,839,000
Interest on Capital Leases	747,000	782,000	815,000
Total Lease Rental Costs	8,145,000	9,012,000	9,937,000
PP&E and Related Obligations Under Capital Leases
Generation	9,625,000	9,675,000
Other Property, Plant and Equipment	16,472,000	15,413,000
Total Property, Plant and Equipment Under Capital Leases	26,097,000	25,088,000
Accumulated Amortization	11,796,000	10,957,000
Net Property, Plant and Equipment Under Capital Leases	14,301,000	14,131,000
Noncurrent Liability	10,929,000	10,222,000
Liability Due Within One Year	3,372,000	3,909,000
Total Obligations Under Capital Leases	14,301,000	14,131,000
Future Minimum Lease Payments
Capital Leases, 2015	4,001,000
Noncancelable Operating Leases, 2015	3,031,000
Capital Leases, 2016	3,575,000
Noncancelable Operating Leases, 2016	2,922,000
Capital Leases, 2017	3,425,000
Noncancelable Operating Leases, 2017	2,760,000
Capital Leases, 2018	2,391,000
Noncancelable Operating Leases, 2018	2,391,000
Capital Leases, 2019	1,173,000
Noncancelable Operating Leases, 2019	1,800,000
Capital Leases, Later Years	1,925,000
Noncancelable Operating Leases, Later Years	5,094,000
Capital Leases, Total Future Minimum Lease Payments	16,490,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	17,998,000
Less Estimated Interest Element on Capital Leases	2,189,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	14,301,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	2,214,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,214,000
Southwestern Electric Power Co [Member]
Max Potential Loss on Master Lease Agreements	2,774,000
Lease Rental Costs
Net Lease Expense on Operating Leases	5,465,000	6,328,000	5,797,000
Amortization of Capital Leases	14,960,000	15,456,000	14,793,000
Interest on Capital Leases	7,369,000	8,153,000	9,041,000
Total Lease Rental Costs	27,794,000	29,937,000	29,631,000
PP&E and Related Obligations Under Capital Leases
Generation	35,442,000	34,476,000
Other Property, Plant and Equipment	159,472,000	157,853,000
Total Property, Plant and Equipment Under Capital Leases	194,914,000	192,329,000
Accumulated Amortization	80,155,000	66,637,000
Net Property, Plant and Equipment Under Capital Leases	114,759,000	125,692,000
Noncurrent Liability	91,044,000	105,086,000
Liability Due Within One Year	17,557,000	17,899,000
Total Obligations Under Capital Leases	108,601,000	122,985,000
Future Minimum Lease Payments
Capital Leases, 2015	23,721,000
Noncancelable Operating Leases, 2015	5,392,000
Capital Leases, 2016	20,700,000
Noncancelable Operating Leases, 2016	4,679,000
Capital Leases, 2017	21,863,000
Noncancelable Operating Leases, 2017	4,225,000
Capital Leases, 2018	11,751,000
Noncancelable Operating Leases, 2018	3,754,000
Capital Leases, 2019	10,463,000
Noncancelable Operating Leases, 2019	3,457,000
Capital Leases, Later Years	46,016,000
Noncancelable Operating Leases, Later Years	14,819,000
Capital Leases, Total Future Minimum Lease Payments	134,514,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	36,326,000
Less Estimated Interest Element on Capital Leases	25,913,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	108,601,000
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements	2,774,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,774,000
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars	13,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Maximum Potential Loss Related to Guarantee	10,000,000
Southwestern Electric Power Co [Member] | Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
AEP Generating Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
Total Future Minimum Lease Payments	590,832,000
Leases (Textuals) [Abstract]
Lease Term	33 years
Rockport Lease [Member] | Indiana Michigan Power Co [Member]
Future Minimum Rentals, Sale Leaseback Transactions
Total Future Minimum Lease Payments	590,832,000
Rockport Lease [Member] | Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2015	73,854,000
2016	73,854,000
2017	73,854,000
2018	73,854,000
2019	73,854,000
Later Years	221,562,000
Muskingum River Plant Unit 5 [Member] | Ohio Power Co [Member]
Leases (Textuals) [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		0
Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member] | Ohio Power Co [Member]
Leases (Textuals) [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			$ 0